Sumitomo Life Merger (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Feb. 01, 2016
Assets
Goodwill	$ 563.0	$ 563.0
Sumitomo Life Merger
Assets
Total investments			$ 32,790.0
Cash and cash equivalents			254.0
Accrued investment income			326.6
Reinsurance recoverables			321.5
VOBA			457.6
Receivables and other assets			217.0
Other intangible assets			1,416.8
Goodwill			563.0
Separate account assets			858.2
Total assets			37,204.7
Liabilities
Funds held under deposit contracts			31,047.4
Future policy benefits			459.3
Policy and contract claims			144.2
Other policyholders' funds			150.7
Deferred income tax liabilities, net			260.8
Other liabilities			338.0
Separate account liabilities			858.2
Total liabilities			33,258.6
Net assets acquired			3,946.1
Fixed maturities | Sumitomo Life Merger
Assets
Total investments			26,638.8
Marketable equity securities | Sumitomo Life Merger
Assets
Total investments			627.5
Mortgage loans | Sumitomo Life Merger
Assets
Total investments			5,077.0
Policy loans | Sumitomo Life Merger
Assets
Total investments			58.3
Investments in limited partnerships | Sumitomo Life Merger
Assets
Total investments			238.7
Derivatives | Sumitomo Life Merger
Assets
Total investments			$ 149.7